OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
As of December 31, 2023 and 2022, other current assets within the Consolidated Balance Sheets are comprised of:

(in thousands of $)	2023	2022
Trade accounts receivable, net	447	4,859
Accrued income	12,114	2,152
Prepaid expenses	7,498	5,940
Other receivables	6,581	3,376
Total other current assets	26,640	16,327

Trade accounts receivables are presented net of allowances for doubtful accounts amounting to $nil as of December 31, 2023 (2022: $nil).